Document and Entity Information	Nov. 26, 2019
Document And Entity Information [Line Items]
Document Period End Date	Nov. 26, 2019
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0000002969
Document Type	8-K
Entity Registrant Name	Air Products and Chemicals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	7201 Hamilton Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18195-1501
City Area Code	610
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value, $1.00 per share
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
Euro Notes Due 2020 Two Percent [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.000% Euro Notes due 2020
Trading Symbol	APD20
Security Exchange Name	NYSE
Euro Notes Due 2021 Point Three Seven Five Percent [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.375% Euro Notes due 2021
Trading Symbol	APD21B
Security Exchange Name	NYSE
Euro Notes Due 2025 One Percent [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.000% Euro Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE